SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 925	$ 1,789
Accumulated depreciation:	(636)	(862)
Depreciated cost	289	927
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	348	313
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	168	169
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	123	656
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	286	262
Energy Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 389